Components of Net Periodic Pension and Postretirement Benefit Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits, Domestic
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.2	$ 0.2	$ 0.2
Interest cost	14.5	15.9	17.6
Expected return on plan assets	(16.3)	(15.6)	(13.6)
Net actuarial loss (gain)	7.1	3.2	3.3
Net periodic cost (credit)	5.5	3.7	7.5
Curtailments and settlements		1.6	1.9
Total expense (credit)	5.5	5.3	9.4
Discount rate	4.50%	5.25%	5.79%
Expected return on plan assets	8.00%	8.00%	8.21%
Pension Benefits, Foreign
Defined Benefit Plan Disclosure [Line Items]
Service cost	1.9	1.9	1.6
Interest cost	2.6	2.8	2.5
Expected return on plan assets	(1.4)	(1.4)	(1.2)
Net actuarial loss (gain)	0.2
Net periodic cost (credit)	3.3	3.3	2.9
Curtailments and settlements			(0.1)
Total expense (credit)	3.3	3.3	2.8
Discount rate	4.30%	4.78%	5.12%
Expected return on plan assets	4.53%	4.83%	5.16%
Rate of compensation increase	2.51%	2.98%	2.98%
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.1	2.1	1.8
Interest cost	17.1	18.7	20.1
Expected return on plan assets	(17.7)	(17.0)	(14.8)
Net actuarial loss (gain)	7.3	3.2	3.3
Net periodic cost (credit)	8.8	7.0	10.4
Curtailments and settlements		1.6	1.8
Total expense (credit)	8.8	8.6	12.2
Discount rate	4.47%	5.18%	5.69%
Expected return on plan assets	7.60%	7.63%	7.87%
Rate of compensation increase	2.51%	2.98%	2.98%
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Service cost	0.1	0.3	0.3
Interest cost	0.3	0.7	0.7
Prior service benefit	(0.4)	(0.8)	(0.8)
Net actuarial loss (gain)	(0.1)	(0.1)
Net periodic cost (credit)	(0.1)	0.1	0.2
Curtailments and settlements		(7.3)
Total expense (credit)	$ (0.1)	$ (7.2)	$ 0.2
Discount rate	4.40%	5.50%	5.96%